Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares SGD ($) shares	Ordinary Shares USD ($) shares	Additional paid-in capital SGD ($)	Additional paid-in capital USD ($)	Stock-based compensation reserve SGD ($)	Stock-based compensation reserve USD ($)	Accumulated other comprehensive income SGD ($)	Accumulated other comprehensive income USD ($)	Accumulated deficit SGD ($)	Accumulated deficit USD ($)	Non-controlling Interests SGD ($)	Non-controlling Interests USD ($)	SGD ($)	USD ($)
Balance at Dec. 31, 2024	$ 32,229		$ 29,044,790		$ 537,756		$ 96,416		$ (22,936,714)		$ (475,138)		$ 6,299,339
Balance (in Shares) at Dec. 31, 2024 | shares	47,212	47,212
Issuance of new shares	$ 266,722		7,266,362										7,533,084
Issuance of new shares (in Shares) | shares	414,842	414,842
NET LOSS									(2,348,332)		(18,511)		(2,366,843)
Foreign currency translation adjustment							(59,193)						(59,193)
Balance at Jun. 30, 2025	$ 298,951		36,311,152		537,756		37,223		(25,285,046)		(493,649)		11,406,387
Balance (in Shares) at Jun. 30, 2025 | shares	462,054	462,054
Balance at Dec. 31, 2025	$ 298,951		36,311,152		570,233		(241,129)		(32,137,426)		(510,627)		4,291,154
Balance (in Shares) at Dec. 31, 2025 | shares	462,054	462,054
NET LOSS									(1,775,172)		(66,448)		(1,841,620)	$ (1,422,872)
Foreign currency translation adjustment							37,183						37,183
Disposal of subsidiaries													790,164
Balance at Jun. 30, 2026	$ 298,951	$ 230,975	$ 36,311,152	$ 28,054,665	$ 570,233	$ 440,573	$ 9,143	$ 7,064	$ (33,912,598)	$ (26,201,497)			$ 3,276,881	$ 2,531,780
Balance (in Shares) at Jun. 30, 2026 | shares	462,054	462,054